Schedule Of Assumptions used for the Fair Value Calculations of the Warrants (Details)	Sep. 30, 2025	Aug. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Dec. 31, 2023
Measurement Input, Share Price [Member]
Class of Warrant or Right [Line Items]
Warrant outstanding input		1.11		0.81
Measurement Input, Expected Term [Member]
Class of Warrant or Right [Line Items]
Warrant outstanding input		0.6		5
Measurement Input, Price Volatility [Member]
Class of Warrant or Right [Line Items]
Warrant outstanding input		0.93		86
Measurement Input, Risk Free Interest Rate [Member]
Class of Warrant or Right [Line Items]
Warrant outstanding input		0.0382		3.68
Series B [Member] | Measurement Input, Share Price [Member]
Class of Warrant or Right [Line Items]
Warrant outstanding input			1.22		3.12
Series B [Member] | Measurement Input, Exercise Price [Member]
Class of Warrant or Right [Line Items]
Warrant outstanding input			17.00		17.00
Series B [Member] | Measurement Input, Expected Term [Member]
Class of Warrant or Right [Line Items]
Warrant outstanding input			4.7		5.7
Series B [Member] | Measurement Input, Price Volatility [Member]
Class of Warrant or Right [Line Items]
Warrant outstanding input			85.0		95.0
Series B [Member] | Measurement Input, Risk Free Interest Rate [Member]
Class of Warrant or Right [Line Items]
Warrant outstanding input			4.4		3.9
Series B [Member] | Measurement Input, Expected Dividend Rate [Member]
Class of Warrant or Right [Line Items]
Warrant outstanding input
November 2022 Warrants [Member] | Measurement Input, Share Price [Member]
Class of Warrant or Right [Line Items]
Warrant outstanding input	1.01		1.22
November 2022 Warrants [Member] | Measurement Input, Exercise Price [Member]
Class of Warrant or Right [Line Items]
Warrant outstanding input	39.18		39.18
November 2022 Warrants [Member] | Measurement Input, Expected Term [Member]
Class of Warrant or Right [Line Items]
Warrant outstanding input	2.1		2.8
November 2022 Warrants [Member] | Measurement Input, Price Volatility [Member]
Class of Warrant or Right [Line Items]
Warrant outstanding input	100.0		95.0
November 2022 Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member]
Class of Warrant or Right [Line Items]
Warrant outstanding input	3.6		4.3
November 2022 Warrants [Member] | Measurement Input, Expected Dividend Rate [Member]
Class of Warrant or Right [Line Items]
Warrant outstanding input
April 2023 Warrants [Member] | Measurement Input, Share Price [Member]
Class of Warrant or Right [Line Items]
Warrant outstanding input	1.01		1.22
April 2023 Warrants [Member] | Measurement Input, Exercise Price [Member]
Class of Warrant or Right [Line Items]
Warrant outstanding input	2.04		2.04
April 2023 Warrants [Member] | Measurement Input, Expected Term [Member]
Class of Warrant or Right [Line Items]
Warrant outstanding input	2.6		3.3
April 2023 Warrants [Member] | Measurement Input, Price Volatility [Member]
Class of Warrant or Right [Line Items]
Warrant outstanding input	100.0		90.0
April 2023 Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member]
Class of Warrant or Right [Line Items]
Warrant outstanding input	3.6		4.3
April 2023 Warrants [Member] | Measurement Input, Expected Dividend Rate [Member]
Class of Warrant or Right [Line Items]
Warrant outstanding input
Series A [Member] | Measurement Input, Share Price [Member]
Class of Warrant or Right [Line Items]
Warrant outstanding input					3.12
Series A [Member] | Measurement Input, Exercise Price [Member]
Class of Warrant or Right [Line Items]
Warrant outstanding input					17.00
Series A [Member] | Measurement Input, Expected Term [Member]
Class of Warrant or Right [Line Items]
Warrant outstanding input					0.7
Series A [Member] | Measurement Input, Price Volatility [Member]
Class of Warrant or Right [Line Items]
Warrant outstanding input					85.0
Series A [Member] | Measurement Input, Risk Free Interest Rate [Member]
Class of Warrant or Right [Line Items]
Warrant outstanding input					5.1
Series A [Member] | Measurement Input, Expected Dividend Rate [Member]
Class of Warrant or Right [Line Items]
Warrant outstanding input
September 2022 Series B [Member] | Measurement Input, Share Price [Member]
Class of Warrant or Right [Line Items]
Warrant outstanding input	1.01		1.22
September 2022 Series B [Member] | Measurement Input, Exercise Price [Member]
Class of Warrant or Right [Line Items]
Warrant outstanding input	17.00		17.00
September 2022 Series B [Member] | Measurement Input, Expected Term [Member]
Class of Warrant or Right [Line Items]
Warrant outstanding input	4.0		4.7
September 2022 Series B [Member] | Measurement Input, Price Volatility [Member]
Class of Warrant or Right [Line Items]
Warrant outstanding input	90.0		85.0
September 2022 Series B [Member] | Measurement Input, Risk Free Interest Rate [Member]
Class of Warrant or Right [Line Items]
Warrant outstanding input	3.6		4.4
September 2022 Series B [Member] | Measurement Input, Expected Dividend Rate [Member]
Class of Warrant or Right [Line Items]
Warrant outstanding input